Sundry provisions (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 1,971	R$ 2,225
Sundry provisions, current	619	1,282
Sundry provisions, non current	1,352	943
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Total	636	1,016
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Total	1,042	928
Provision For Customers Rebates [Member]
IfrsStatementLineItems [Line Items]
Total	201	161
Other [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 92	R$ 120